Schedule I Genworth Financial, Inc. Summary Of Investments Other Than Investments In Related Parties	3 Months Ended
Mar. 31, 2013
Schedule I Genworth Financial, Inc. Summary Of Investments Other Than Investments In Related Parties

Schedule I

Genworth Financial, Inc.

Summary of investments—other than investments in related parties

(Amounts in millions)

As of December 31, 2012, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

Type of investment	Amortized cost or cost	Fair value	Carrying value
Fixed maturity securities:
Bonds:
U.S. government, agencies and authorities	$4,484	$5,491	$5,491
Tax-exempt	308	294	294
Government—non-U.S.	2,173	2,422	2,422
Public utilities	3,918	4,569	4,569
All other corporate bonds	45,189	49,385	49,385

Total fixed maturity securities	56,072	62,161	62,161
Equity securities	483	518	518
Commercial mortgage loans	5,872	xxxxx	5,872
Restricted commercial mortgage loans	341	xxxxx	341
Policy loans	1,601	xxxxx	1,601
Other invested assets (1)	2,581	xxxxx	3,493
Restricted other invested assets	393	xxxxx	393

Total investments	$67,343	xxxxx	$74,379

(1)

The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.